Statements of Operations (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Diluted net loss attributable to shareholders per ordinary share	$ (0.34)	$ (0.49)	$ (0.24)